Additional information (Details) - Yamana By Gold Fields - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Termination Fee Payable	$ 150,000	$ 150,000	$ 150,000	$ 0
Legal And Advisory Fees			6,814	0
Other Termination Fees			520	0
Termination Fee Payable			$ 157,334	$ 0